Gold Bullion Loans	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Gold Bullion Loans

21. Gold Bullion Loans

Activity during the year ended August 31, 2020:

During the year ended August 31, 2020, the Company closed $292,241 (US $203,750) in gold loans.

Under the terms of the loan agreements, the bullion loans are for a period of one year, are subject to renewal, and carry an 8% interest rate payable quarterly. At the sole discretion of the Lender, the bullion loans may be repaid in cash or common shares of the Company or gold in specified form at the option of the lender.  The bullion loans may be converted into common shares of the Company at the sole discretion of the lenders at an exercise price of US$0.3417 per share.  Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of US$0.3417 per share. There is no prepayment penalty.

The Company recorded the equity portion of the conversion component in equity which amounted to $32,000.

During the year ended August 31, 2020 the Company settled $5,313,378 (US$3,927,813) of principal amount of outstanding loans through the issuance of 14,840,305 shares.

Activity during the year ended August 31, 2019:

During the year ended August 31, 2019, the Company closed $287,800 (US $216,857) in gold loans.

Under the terms of the loan agreements, the bullion loans are for a period of one year, are subject to renewal, and carry an 8% interest rate payable quarterly. At the sole discretion of the Lender, the bullion loans may be repaid in cash or common shares of the Company or gold in specified form at the option of the lender.  The bullion loans may be converted into common shares of the Company at the sole discretion of the lenders at an exercise price of US$0.3357 per share.  Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of US$0.3357 per share. There is no prepayment penalty.

The Company recorded the equity portion of the conversion component in equity which amounted to $120,000.

During the year ended August 31, 2019 the Company settled $130,670 (US$100,000) of principal amount of outstanding loans through the issuance of 402,077 shares.

Outstanding balance:

The balance of the gold bullion loans is as follows:

	August 31, 2020	August 31, 2019
Balance at beginning of year	$ 4,998,127	$ 4,622,351
Loans received	292,241	287,800
Less: repayment of loans converted to shares	(5,313,378)	(130,670)
Less: conversion component of loans and finders fees	(32,000)	(120,000)
Interest accrued	306,608	375,921
Issuance of shares for interest payment	(359,550)	(311,015)
Interest accretion	46,667	268,280
Foreign exchange translation adjustment	61,285	5,460
Balance at end of year	$ -	$ 4,998,127

Interest expense related to the gold bullion loan amounted to $306,608 (2019 - $375,921, 2018 - $337,012), for the year ended August 31, 2020 and is recorded as finance charge in the statements of comprehensive loss. Accretion expense during the year ended August 31, 2020 totaled $46,667 (2019 - $268,280, 2018 - $272,991).

Derivatives in the gold bullion loans:

If lenders elect repayment in gold, the Company may have to purchase approximately nil (August 31, 2019 - 2,923) ounces of gold in the market in order to repay the loans.  At August 31, 2020, the value of nil (August 31, 2019 - 2,923) ounces of gold was approximately $nil (August 31, 2019 - $5,900,000).

The Company estimated the fair value of the derivatives embedded in the gold bullion loans to be $nil as at August 31, 2020 (August 31, 2019 - $1,300,000), and recognized a loss of $800,000 in the statement of loss and comprehensive loss for the year ended August 31, 2020 (2019 - $1,100,000 loss, 2018 - $200,000 loss).

The embedded derivatives were valued using a Monte Carlo simulation utilizing the following observable inputs:

•Risk free rate – range of nil% (2019 - 1.80% to 2.06%, 2018- 1.99% to 2.38%)

•Gold spot price – $nil (2019 - $1,521, 2018- $1,217)

•Implied volatility – nil% (2019 - 15%, 2018- 10%)

•Gold futures price- range of $nil (2019-  $1,525 to $1,547, 2018- $1,220 to $1,244)

As all inputs used in the model are observable, the derivatives fall in Level 2 of the fair value hierarchy.